June 13, 2012

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:          Nationwide VLI Separate Account-6
Nationwide Life Insurance Company
SEC File No.  333-106908
CIK No.  0001237491

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-6 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 9 to the Registration Statement for the Company and the Variable Account which became effective June 11, 2012.

Please contact me direct at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel